Other operating income (loss) - Other operating expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income (loss)
Other operating expenses	€ 21,924	€ 16,116	€ 44,202
Expenses related to disposal of Just-EU Biologics SAS	10,211
Oneoff arbitration costs, including building lease contract	4,985
External expenses related to cyber-attack	€ 1,680	€ 8,674	€ 15,869